                                                                    MAY 10, 2002


                                   ICON FUNDS
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 30, 2002



The section of the Trust's Statement of Additional Information entitled "Trustees and Officers" is hereby amended on page 13 by deleting the information regarding John Gregory Scott, who is no longer associated with the Trust, and to add the following information concerning a new officer of the Trust elected in March, 2002:

                                                               PRINCIPAL OCCUPATION(S)
NAME, AGE AND ADDRESS               POSITION                   DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------
Andra C. Ozols                  Vice President and Secretary   Vice President and General
Age 40                          of the Trust                   Counsel of the Adviser since
5299 DTC Boulevard                                             March 2002; formerly, Vice
Suite 1200                                                     President (November 1999 to
Greenwood Village, CO  80111                                   February 2002) and Assistant
                                                               General Counsel (October 1998
                                                               to February 2002) of Founders
                                                               Asset Management LLC; Vice
                                                               President and Secretary
                                                               (February 1998 to October
                                                               1998) of the Trust; General
                                                               Counsel (April 1998 to October
                                                               1998) of Adviser; Enforcement
                                                               Attorney (April 1990 to August
                                                               1995 and October 1996 to
                                                               October 1998) of the
                                                               Securities and Exchange
                                                               Commission